CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income (loss)	SFr (361.9)	SFr (312.2)	SFr 84.0
Items that are or may be reclassified to the statement of income or loss:
Foreign currency translation adjustments	(13.3)	(95.0)	(54.5)
Items that will not be reclassified to the statement of income or loss:
Pension-relation adjustments	(7.7)	(23.0)	9.3
Other comprehensive income (loss), net of taxes	(21.0)	(118.0)	(45.2)
Attributable to:
Sunrise Communications AG shareholders	(21.0)	(117.8)	(46.6)
Non-controlling interest	0.0	(0.2)	1.4
Total comprehensive income (loss), net of taxes	(382.9)	(430.2)	38.8
Attributable to:
Sunrise Communications AG shareholders	(386.8)	(433.9)	33.9
Non-controlling interest	SFr 3.9	SFr 3.7	SFr 4.9